SUBSEQUENT EVENTS - Additional Informtaion (Details) $ / shares in Units, ¥ in Millions	Feb. 24, 2022 D	Feb. 04, 2022 $ / shares $ / floor shares	Mar. 22, 2021 shares	Feb. 24, 2021 shares	Feb. 21, 2021 CNY (¥)	Feb. 20, 2021 USD ($) $ / shares shares	Feb. 05, 2021 USD ($)	Jan. 30, 2020 $ / shares shares	Feb. 21, 2021 $ / shares	Feb. 17, 2021 $ / shares	Dec. 31, 2020 $ / ¥
Subsequent Event [Line Items]
Exchange rate | $ / ¥											6.5250
ADS
Subsequent Event [Line Items]
Number of ADS per debenture | shares		1
Issuance of ordinary shares (in shares) | shares								1,333,360
Offering price								$ 12.00
Offering price								$ 12.00
ADS | Subsequent event
Subsequent Event [Line Items]
Conversion price per share										$ 5.12
Conversion price										$ 5.12
Class A ordinary shares
Subsequent Event [Line Items]
Issuance of ordinary shares (in shares) | shares								1,333,360
Class A ordinary shares | Subsequent event
Subsequent Event [Line Items]
Issuance of ordinary shares (in shares) | shares				387,597
Offering price									$ 4.8
Proceeds from Issuance of Common Stock | ¥					¥ 12.0
Offering price									$ 4.8
Exchange rate				6.45
Finder?s fee in form of share | shares			19,174
Maximum | Subsequent event
Subsequent Event [Line Items]
Conversion price per share		$ 15.00
Interest rate		15.00%
Conversion price		$ 15.00
Dr. Chris Chang Yu | Subsequent event
Subsequent Event [Line Items]
Issuance of ordinary shares (in shares) | shares						152,100
Offering price						$ 4.56
Proceeds from Issuance of Common Stock | $						$ 700,000
Offering price						$ 4.56
Convertible loan ("CL") | Subsequent event
Subsequent Event [Line Items]
Loan maturity	12 years
Interest rate		0.00%
Percentage of closing bid price in the last reported trade of the ADSs	82.00%
Percentage of VWAPs (daily dollar volume-weighted average price) during the 10 consecutive trading days	80.00%
Number of consecutive trading days to calculate VWAPs | D	10
Floor price | $ / floor		1.00
Variable Conversion Price as percentage of the VWAPs during the 10 consecutive trading days		75.00%
Debt Instrument, Face Amount | $							$ 2,000,000
Purchase price | $							$ 1,700,000